Organization and Principal Activities - Financial information of consolidated VIEs (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity
Current assets		$ 344,784		¥ 2,068,385		¥ 2,243,266
Non-current assets		208,389		1,100,157		1,355,842
Total assets		553,173		3,168,542		3,599,108
Short-term bank loans		50,720		358,602		330,000
Accounts payable		40,371		260,902		262,657
Amounts due to related parties		2,173		18,720		14,140
Advances from customers		10,020		27,825		65,196
Taxes payable		14,173		75,652		92,214
Salary and welfare payable		20,668		130,329		134,471
Accrued expenses and other current liabilities		26,628		111,049		173,253
Total current liabilities		164,753		983,079		1,071,931
Non-current liabilities		4,000		23,035		26,026
Total liabilities		168,753		1,006,114		1,097,957
Revenues	[1]	242,087	¥ 1,575,092	1,444,907	¥ 1,609,196
Net income/(loss)		5,291	34,424	78,220	72,385
Net cash (used in)/provided by operating activities		26,588	172,980	203,686	220,812
Net cash (used in)/provided by investing activities	[2]	(983)	(6,390)	(313,547)	(1,131,868)
Net cash provided by/(used in) financing activities		(2,495)	(16,234)	217,148	64,366
Consolidated VIEs
Variable Interest Entity
Current assets		141,692		965,552		921,891
Non-current assets		10,979		72,379		71,434
Total assets		152,671		1,037,931		993,325
Short-term bank loans				2,000
Accounts payable		23,530		216,978		153,094
Amounts due to related parties		961		1,447		6,255
Amounts due to inter-company entities		70,980		386,969		461,819
Advances from customers		4,370		18,420		28,433
Taxes payable		7,591		51,850		49,390
Salary and welfare payable		5,845		60,010		38,029
Accrued expenses and other current liabilities		7,849		87,264		51,071
Total current liabilities		121,126		824,938		788,091
Non-current liabilities		3,224		20,979		20,979
Total liabilities		124,350		845,917		¥ 809,070
Revenues		118,338	769,943	1,140,954	1,504,370
Net income/(loss)		(1,193)	(7,760)	(30,641)	22,329
Net cash (used in)/provided by operating activities		(607)	(3,950)	34,079	(91,907)
Net cash (used in)/provided by investing activities		10,082	65,600	(124,610)	(197,307)
Net cash provided by/(used in) financing activities		$ (307)	¥ (2,000)	¥ 2,000	¥ 250

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 71,048 98,413 67,393 10,358Paid services revenues 276,712 122,844 139,149 21,387Cost of revenues (49,363) (29,057) (57,057) (8,770)Sales and marketing expenses (1,788) (1,277) (748) (115)General and administrative expenses (1,812) (260) (6,245) (960)
[2]	The Group has early adopted the guidance of ASU 2016-18 issued by FASB in November 2016, which requires that amounts for restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Accordingly, the item “changes in restricted cash” previously included in investing activities for the years ended December 31, 2015 and 2016 with an amount of RMB125.0 million and RMB229.6 million, respectively, was retrospectively removed from cash flows from investing activities and included in beginning and ending cash, cash equivalents and restricted cash balances (see Note 2(af)).